Business Combination - Analysis of the cash flows in respect of the acquisition of acquiree (Details) - CNY (¥) ¥ in Thousands				12 Months Ended
	Nov. 19, 2020	Jun. 30, 2020	Apr. 08, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Consideration to be paid (Note 26)				¥ 22,842
Net outflow of cash and cash equivalents included in cash flows from investing activities				¥ 206,414	¥ 71,696	¥ 674,845
Taifeng Renewable Energy from Huaneng Taishan Power Co., Ltd. ("Taishan Power")
Disclosure of detailed information about business combination [line items]
Cash consideration		¥ 228,420
Consideration to be paid (Note 26)		22,842
Cash and bank balances acquired		6,315
Net outflow of cash and cash equivalents included in cash flows from investing activities		(199,263)
Net outflow of cash and cash equivalents after transaction Costs		¥ (199,263)
Tianjin Yuan Rong Investment Management Co., Ltd
Disclosure of detailed information about business combination [line items]
Cash consideration			¥ 8,553
Cash and bank balances acquired			1,657
Net outflow of cash and cash equivalents included in cash flows from investing activities			(6,896)
Net outflow of cash and cash equivalents after transaction Costs			¥ (6,896)
A set of activities and assets of Huaneng Laizhou Wind Power Co., Ltd. (Laizhou Wind Power)
Disclosure of detailed information about business combination [line items]
Cash consideration	¥ 255
Net outflow of cash and cash equivalents included in cash flows from investing activities	(255)
Net outflow of cash and cash equivalents after transaction Costs	¥ (255)